BABSON
BOND TRUST

Annual Report
November 30, 1996

JONES & BABSON
MUTUAL FUNDS

MESSAGE
TO OUR SHAREHOLDERS

Due to a rise in the general level of interest rates, 1996 was a difficult year for shareholders of the Trust and high quality bond investors, in general. By mid-year intermediate and long-term interest rates had risen more than a full percentage point, negatively impacting the net asset values of both the Short and Long Portfolios. The rise in rates reflected investor concerns that improving economic conditions, during the first half of 1996, would lead to higher inflation. As has often been the case in recent years, the bond market has been skittish about the potential growth of inflation. However, investors' expectations of inflation have frequently been off the mark, and this past year was no exception.

By the summer, it was clear that inflation was not accelerating, thus allowing the bond market to stabilize and then to stage a fall rally. Currently interest rates are about three-quarters of a percent above their December 1995 levels, but below the interest rate highs reached in the middle of 1996.

Total investment return (price change and reinvested distributions) for Portfolio S in fiscal 1996 was 5.96%. During the same period, total investment return on Portfolio L was 5.17%.

OUTLOOK

At the start of this new year, there are few, if any, imbalances in the U.S. economy. Inflation is low and stable, economic growth has moderated from the above trend growth rate registered in the second quarter of 1996, inventories are lean and the dollar, after strengthening in 1996, is firm. This bodes well for interest rates and the economy. Business activity should expand at approximately the economy's long-term noninflationary potential of 2% to 2.5% and inflation should stay between 2.5% and 3.5%, a range it has been in for several years.

High levels of consumer confidence, real income growth of 3% and continuing job creation will allow consumers to keep the current economic expansion, now into its sixth year, on sound footing. We see little risk of the economy slowing and yet at the same time, do not expect a surge in business activity. There is little pent up demand, consumer debt levels remain high and monetary policy is neutral to slightly restrictive. The latter reflects a domestic yield curve that is not particularly steep and relatively high short-term real interest rates.

One risk that could cause the current economic expansion to lose momentum is a greater than expected slow down in capital spending. The investment surge of recent years has been a substantial contributor to the economy's overall growth and it has come about as much as a result of companies' responding to technological change as it has to meeting their capacity needs. Existing production capacity, after the recent buildup, is more than ample to satisfy final demand and this, in turn, would argue for a slowing in capital investment; however, the requirement for companies to become more capital intensive for future needs builds.

The outlook for inflation remains sanguine, in part due to growing international competition, which minimizes a firm's ability to pass along higher costs. A tight labor market has put upward pressure on wages; however, the rate of increase in total compensation is roughly in line with consumer price inflation. The prospects for continued federal budget restraint also bodes well for inflation and the future direction of interest rates. The outcome of the fall elections, with Republicans controlling Congress, improves the chances of compromise to reign in entitlement expenditures.

If oil prices do not decline from their recent runup, this positive outlook for inflation is at risk. In that event, higher energy costs at the production level will eventually be passed along to the end user.

PORTFOLIO REVIEW

The primary objectives of Babson Bond Trust are to attain a favorable total return over the long run, provide a high level of income, and maintain reasonable stability of principal.

Our focus continues to be on investing in superior corporate bonds based on sound credit research and analysis. Exposure to the defense and banking sectors has recently been increased. Both these industries continue to go through a period of consolidation which we believe will lead to greater efficiencies and improved credit quality for the surviving entities. In an effort to bolster regulatory capital requirements, bank holding companies have come to the market with a hybrid security whose structure has both debt and preferred stock characteristics. These issues offer attractive yields relative to conventional bank notes and bonds. The Trust has participated in these new instruments and purchased issues offered by Chase and J.P. Morgan.

Quality yield spreads remain narrow, reflecting strong demand for corporate bonds and overall improving credit fundamentals. Exposure to the airline sector was reduced through the sale of the American Airlines equipment trust certificate position, after its yield spread, relative to Treasuries, had narrowed from levels prevailing when they were purchased several months ago.

Mortgages continue to be an integral part of both portfolios. The majority are residential mortgages backed by governmental agencies. To dampen the prepayment risk inherent in all mortgages, the Trust also has exposure to manufactured housing and mobile home loans, which traditionally are not as sensitive to interest rate fluctuations and are less prone to prepayments.

Currently, the average maturity is 5 years for Portfolio S and 9 years for Portfolio L, after taking into consideration bonds trading to their call dates and average life assumptions for mortgage and asset-backed securities. A more precise measure of a portfolio's sensitivity to change in the level of interest rates is its average effective duration. Portfolio S and L have average effective durations of 3.5 and 4.7 years, respectively.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President


GRAPH -- Babson Bond Trust, Portfolio - L versus Lehman Brothers Aggregate Bond Index

GRAPH -- Babson Bond Trust, Portfolio - S versus Lehman Brothers Intermediate Gov't./Corp. Index

Average annual compounded total returns for Portfolio L for one, five and ten year periods as of November 30, 1996, were 5.17%, 7.48% and 7.98%, respectively. For Portfolio S, total returns for one year, five years and the life of the Fund (inception April 19, 1988) were 5.96%, 6.73% and 7.82%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


STATEMENT OF NET ASSETS
November 30, 1996

PORTFOLIO L

<CATPION>

                                                                                                        MARKET
        MOODY'S                                                         PRINCIPAL                       VALUE
        RATING  DESCRIPTION                                             AMOUNT          COST            (NOTE 1-A)
CORPORATE BONDS - 61.65%
BANKS AND FINANCE - 15.19%
	Baa2	American Stores Company,
                        8.00% debentures, due June 1, 2026              $  1,300,000    $  1,278,174    $  1,377,545
	Aa3	Associates Corporation North America,
                        6.75% notes, due July 15, 2001                     4,500,000       4,466,475       4,600,350
	A1	Chase Capital I, Series A,
                        7.67% capital securities, due December 1, 2026       700,000         700,000         700,000
	A1	Ford Capital B V,
                        10.125% notes, due November 15, 2000               2,500,000       3,029,690       2,830,850
	Aaa	Green Tree Financial Corporation,
			CMO Series 92-1 REMIC Trust, Cl. A-3,
			6.70% manufactured housing certificates,
                        due October 15, 2017                               2,750,000       2,741,562       2,774,063
	Baa3	Green Tree Securitized Net Interest Margin Trust,
                        Series 95-A,
                        7.25% certificates, due July 15, 2005                714,745         714,410         713,494
	Aaa	Merrill Lynch Mortgage Investors Incorporated,
			Series 92-B REMIC Trust, Cl. A-3,
			8.30% manufactured housing certificates,
                        due April 15, 2012                                 2,350,000       2,340,453       2,410,936
	Aa2	Morgan (J.P.) & Company, Incorporated,
                        7.54%, due January 15, 2027                        2,000,000       2,000,000       2,000,000
	Baa1	Southern Investments UK PLC,
                        6.375% senior notes, due November 15, 2001         1,300,000       1,298,336       1,303,250
	A2	SunTrust Banks, Incorporated,
                        6.00% subordinate notes, due February 15, 2026     3,000,000       2,951,356       2,893,830
                                                                          21,114,745      21,520,456      21,604,318

COMMUNICATIONS - 4.38%
	Aa1	BellSouth Savings & Employee Stock Ownership Trust,
                        9.19% medium term notes, due July 1, 2003          1,112,894       1,213,010       1,207,857
	Ba1	TCI Communications, Incorporated,
                        8.65% senior notes, due September 15, 2004         1,050,000       1,095,455       1,076,722
	Ba1	Tele Communications, Incorporated,
                        7.875% debentures, due August 1, 2013                450,000         413,150         412,389
	Ba1	Tele Communications, Incorporated,
                        8.75% debentures, due February 15, 2023         $  1,000,000    $  1,026,130    $    934,930
	Baa3	Time Warner Entertainment Company L P,
                        8.375% senior debentures, due March 15, 2023       2,500,000       2,697,700       2,604,325
                                                                           6,112,894       6,445,445       6,236,223

INDUSTRIALS - 17.92%
	A3	Cardinal Distribution, Incorporated,
                        8.00% notes, due March 1, 1997                     2,900,000       2,916,850       2,914,790
	A3	Cardinal Health, Incorporated,
                        6.00% notes, due January 16, 2006                  2,900,000       2,689,036       2,792,352
	Baa1	Comdisco, Incorporated,
                        6.375% shelf issue, due November 30, 2001          5,200,000       5,181,176       5,210,712
	A2	Cooper Industries, Incorporated,
                        7.87% medium term notes, due November 18, 1998     5,000,000       5,000,000       5,176,950
	A1	Ford Motor Company Delaware,
                        7.25% notes, due October 1, 2008                   2,900,000       2,887,153       3,005,444
	Baa2	Georgia-Pacific Corporation,
                        9.625% debentures, due March 15, 2022              1,500,000       1,589,595       1,687,455
	A3	Lockheed Martin Corporation,
                        7.70% guaranteed notes, due June 15, 2008          2,450,000       2,510,368       2,639,238
	A3	Lockheed Martin Corporation,
                        7.65% notes, due May 1, 2016                         930,000         917,817         987,316
	A2	Philip Morris Companies, Incorporated,
                        8.25% notes, due October 15, 2003                  1,000,000       1,059,270       1,081,610
                                                                          24,780,000      24,751,265      25,495,867

TRANSPORTATION - 6.41%
	A3	CSX Corporation,
                        9.50% notes, due August 1, 2000                    5,000,000       5,350,145       5,521,500
	A2	Southern Pacific Transportation Company 94-A
                        Pass Thru Trusts,
                        8.66% pass thru certificates,
                        Series 94-A 6, due July 2, 2011                    1,378,000       1,560,282       1,531,467
	Baa1	United Airlines Pass Thru Trusts,
			7.27% pass thru certificates,
                        Series 96-A, Cl. A-1,
                        due January 30, 2013                               2,075,000       1,929,964       2,063,401
                                                                           8,453,000       8,840,391       9,116,368

U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 12.20%
	Baa2	Canadian National Railway Company,
                        7.00% notes, due March 15, 2004                 $  2,600,000    $  2,522,698    $  2,607,540
	Baa2	Newfoundland Province of Canada,
                        8.65% debentures, due October 22, 2022             2,550,000       2,869,184       2,972,050
	Aa3	Ontario Province of Canada,
                        15.75% debentures, due March 15, 2012              4,250,000       5,242,585       4,629,100
	A2	Quebec Province of Canada, Series NY,
                        6.50% debentures, due January 17, 2006             7,250,000       6,918,149       7,143,788
                                                                          16,650,000      17,552,616      17,352,478

UTILITIES - 5.55%
	Ba1	Long Island Lighting Company,
                        8.75% general & refunding bonds,
                        due February 15, 1997                              3,500,000       3,584,070       3,517,115
	Baa3	United Illuminating Company,
                        6.20% notes, due January 15, 1999                  2,000,000       2,000,000       1,980,920
	A2	Virginia Electric & Power Company, Series A,
			7.00% 1st & refunding mortgage,
                        due January 1, 2024                                2,500,000       2,186,389       2,397,700
                                                                           8,000,000       7,770,459       7,895,735

TOTAL CORPORATE BONDS - 61.65%                                            85,110,639      86,880,632      87,700,989

                                                                                                        MARKET
                                                                        PRINCIPAL                       VALUE
                DESCRIPTION                                             AMOUNT          COST            (NOTE 1-A)
U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 39.31% (All rated Aaa)
U.S. GOVERNMENTAL AGENCY - 14.16%
               *Government National Mortgage Association,
                        7.50%, due March 15, 2007                       $    189,745    $    170,415    $    194,224
               *Government National Mortgage Association,
                        7.50%, due July 15, 2007                             315,203         282,834         322,642
               *Government National Mortgage Association,
                        8.00%, due October 15, 2007                          440,484         414,055         460,702
               *Government National Mortgage Association,
                        9.50%, due April 15, 2016                             76,597          77,149          83,466
               *Government National Mortgage Association,
                        9.50%, due January 15, 2019                          192,003         191,102         209,102
               *Government National Mortgage Association,
                        8.00%, due May 15, 2022                              695,344         682,958         721,851
               *Government National Mortgage Association,
                        7.00%, due March 15, 2024                          4,406,655       4,315,767       4,399,736
               *Government National Mortgage Association,
                        8.50%, due August 15, 2024                           355,739         358,963         372,412
               *Government National Mortgage Association,
                        7.50% due October 15, 2025                        11,887,069      12,078,377      12,065,375
		Small Business Administration guaranteed development
			participation certificates, Series 88-20 G,
                        9.80% debentures, due July 1, 2008                   345,625         345,626         390,661
		Small Business Administration guaranteed development
			participation certificates, Series 88-20 H,
                        10.05% debentures, due August 1, 2008                378,566         378,566         432,655
		Small Business Administration guaranteed development
			participation certificates, Series 89-20 D,
                        10.05% debentures, due April 1, 2009                 430,674         430,674         495,030
                                                                          19,713,704      19,726,486      20,147,856

U.S. GOVERNMENT SECURITIES - 15.62%
                U.S. Treasury Bonds, 8.125%, due May 15, 2021              1,800,000       2,132,016       2,156,058
                U.S. Treasury Notes, 6.50%, due May 15, 1997               3,000,000       2,977,031       3,016,410
                U.S. Treasury Notes, 6.375%, due January 15, 1999          1,000,000       1,013,906       1,015,310
                U.S. Treasury Notes, 7.50%, due October 31, 1999           1,000,000       1,056,796       1,047,500
                U.S. Treasury Notes, 6.25%, due August 31, 2000              800,000         818,875         812,624
                U.S. Treasury Notes, 6.25%, due October 31, 2001           1,880,000       1,903,206       1,912,016
                U.S. Treasury Notes, 11.125%, due August 15, 2003          1,520,000       1,877,675       1,947,971
                U.S. Treasury Notes, 8.125%, due August 15, 2019           8,645,000       9,743,185      10,311,843
                                                                          19,645,000      21,522,690      22,219,732

*GOVERNMENT SPONSORED ENTERPRISES - 9.53%
		Federal Home Loan Mortgage Corporation,
                        6.30%, due April 8, 1999                        $  3,150,000    $  3,150,000    $  3,151,481
		Federal Home Loan Mortgage Corporation,
                        7.61%, due October 20, 1999                        3,000,000       3,001,875       3,052,020
		Federal Home Loan Mortgage Corporation,
                        7.75%, due April 1, 2008                             361,111         326,692         368,802
		Federal Home Loan Mortgage Corporation,
                        7.75%, due November 1, 2008                          114,953         109,874         117,114
		Federal Home Loan Mortgage Corporation,
                        8.00%, due August 1, 2009                             89,759          85,456          92,514
		Federal Home Loan Mortgage Corporation,
                        8.25%, due October 1, 2010                           615,580         559,985         634,663
		Federal Home Loan Mortgage Corporation,
                        9.00%, due June 1, 2016                              243,063         254,380         257,695
		Federal Home Loan Mortgage Corporation,
                        8.00%, due August 1, 2018                            330,851         336,227         343,490
		Federal Home Loan Mortgage Corporation,
                        7.50%, due February 1, 2021                        1,766,976       1,718,384       1,804,719
		Federal Home Loan Mortgage Corporation,
                        9.00%, due January 1, 2024                           147,612         154,901         156,233
		Federal National Mortgage Association,
                        7.00%, due December 1, 2007                          711,187         682,715         717,303
		Federal National Mortgage Association,
                        8.25%, due January 1, 2009                           324,509         316,309         336,581
		Federal National Mortgage Association,
                        8.00%, due February 1, 2009                          389,594         376,933         402,256
		Federal National Mortgage Association,
                        8.50%, due July 1, 2013                              120,504         101,412         125,156
		Federal National Mortgage Association,
			CMO Series 88-16B, guaranteed REMIC pass-thru,
                        9.50%, due June 25, 2018                        $    301,344    $    287,031    $    316,321
		Federal National Mortgage Association,
			CMO Series 90-52D, REMIC Trust,
                        9.30%, due May 25, 2019                            1,401,225       1,392,647       1,441,061
		Federal National Mortgage Association,
                        9.25%, due August 1, 2020                            231,997         246,352         246,775
                                                                          13,300,265      13,101,173      13,564,184

TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 39.31%                             52,658,969      54,350,349      55,931,772

TOTAL INVESTMENTS - 100.96%                                             $137,769,608    $141,230,981    $143,632,761

Other assets less liabilities - (0.96%)                                                                  (1,372,136)

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.55 per share; 91,504,183 shares outstanding)                                        $142,260,625

For federal income tax purposes, the identified cost of investments owned at November 30, 1996, was $141,230,981.

Net unrealized appreciation for federal income tax purposes was $2,401,780, which is comprised of unrealized appreciation of $3,650,002 and unrealized depreciation of $1,248,222.

*Mortgage-backed securities.

Ratings are not covered by the report of independent auditors.

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
November 30, 1996

PORTFOLIO S

                                                                                                        MARKET
        MOODY'S                                                         PRINCIPAL                       VALUE
        RATING  DESCRIPTION                                             AMOUNT          COST            (NOTE 1-A)
CORPORATE BONDS - 50.63%
BANKS AND FINANCE - 15.47%
	A1	American General Finance Corporation,
                        9.76% medium term notes,
                        due September 18, 1998                          $   150,000     $   151,484     $   159,491
	Baa2	American Stores Company,
                        8.00% debentures, due June 1, 2026                  300,000         294,966         317,895
	Aa3	Associates Corporation North America,
                        6.75% notes, due July 15, 2001                      250,000         248,138         255,575
	A1	Chase Capital I, Series A,
                        7.67% capital securities, due December 1, 2026      250,000         250,000         250,000
	A3	General Motors Acceptance Corporation,
                        8.40% notes, due October 15, 1999                   800,000         837,116         849,040
	Aaa	Green Tree Financial Corporation
			CMO Series 92-1 REMIC Trust, Cl. A-3,
			6.70% manufactured housing certificates,
                        due October 15, 2017                                750,000         748,008         756,563
	Baa3	Green Tree Securitized Net Interest Margin Trust,
                        Series 94 A,
                        6.90% certificates, due February 15, 2004           301,439         301,298         302,570
	Aaa	Merrill Lynch Mortgage Investors Incorporated,
			Series 92-B REMIC Trust, Cl. A-2,
			8.05% manufactured housing certificates,
                        due April 15, 2012                                  234,550         234,257         235,503
	Aa2	Morgan (J.P.) & Company, Incorporated,
                        7.54%, due January 15, 2027                         375,000         375,000         375,000
	Baa1	Southern Investments UK PLC,
                        6.375% senior notes, due November 15, 2001          300,000         299,616         300,750
	A2	SunTrust Banks, Incorporated,
                        6.00% subordinate notes, due February 15, 2026    1,000,000         996,730         964,610
	A1	World Savings & Loan Association, Oakland, California,
                        10.25% subordinate notes, due October 1, 1997       500,000         582,590         517,685
                                                                          5,210,989       5,319,203       5,284,682

COMMUNICATIONS - 4.89%
	Aa1	BellSouth Savings & Employee Stock Ownership Trust,
                        9.19% medium term notes, due July 1, 2003       $   513,531     $   561,213      $  557,350
	Baa3	Time Warner Entertainment Company L P,
                        8.875% senior notes, due October 1, 2012          1,000,000       1,139,733       1,114,970
                                                                          1,513,531       1,700,946       1,672,320

INDUSTRIALS - 16.42%
	A3	Cardinal Distribution, Incorporated,
                        8.00% notes, due March 1, 1997                      850,000         858,306         854,335
	A3	Cardinal Health, Incorporated,
                        6.50% notes, due February 15, 2004                  650,000         634,755         651,410
	A3	Cardinal Health, Incorporated,
                        6.00% notes, due January 15, 2006                   850,000         788,165         818,448
	Baa1	Comdisco, Incorporated,
                        6.375% shelf issue, due November 30, 2001         1,000,000         996,380       1,002,060
	A2	Cooper Industries, Incorporated,
                        7.87% medium term notes, due November 18, 1998      500,000         500,000         517,695
	A1	Ford Motor Company Delaware,
                        7.25% notes, due October 1, 2008                    700,000         696,899         725,452
	A2	John Deere Capital Corporation,
                        7.20% notes, due May 15, 1997                       500,000         499,650         502,855
	A3	Lockheed Martin Corporation,
                        7.70% guaranteed notes, due June 15, 2008           300,000         307,392         323,172
	A2	Philip Morris Companies, Incorporated,
                        8.25% notes, due October 15, 2003                   200,000         211,854         216,322
                                                                          5,550,000       5,493,401       5,611,749

TRANSPORTATION - 5.90%
	A3	CSX Corporation,
                        9.00% debentures, due August 15, 2006               225,000         249,511         249,511
	Baa1	Hertz Corporation,
			10.125% senior subordinate notes,
                        due March 1, 1997                                 1,000,000       1,055,310       1,010,460
	A2	Southern Pacific Transportation Company 94-A
                        Pass Thru Trusts,
			8.66% pass thru certificates, Series 94-A 6,
                        due July 2, 2011                                    300,000         339,684         333,411
	Baa1	United Airlines Pass Thru Trusts,
			7.27% pass thru certificates,
                        Series 96-A, Cl. A-1,
                        due January 30, 2013                                425,000         397,552         422,624
                                                                          1,950,000       2,042,057       2,016,006

U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 6.50%
	Baa2	Canadian National Railway Company,
                        7.00% notes, due March 15, 2004                 $   750,000     $   734,471     $   752,175
	Aa3	Ontario Province of Canada,
                        6.00% bonds, due February 21, 2006                  500,000          455,181        483,955
        A2      Quebec Province of Canada, Series NY,
                        6.50% debentures, due January 17, 2006            1,000,000          954,227        985,350
                                                                          2,250,000        2,143,879      2,221,480

UTILITIES - 1.45%
	Baa3	United Illuminating Company,
                        6.20% notes, due January 15, 1999                   500,000          500,000        495,230

TOTAL CORPORATE BONDS - 50.63%                                           16,974,520       17,199,486     17,301,467


U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 38.61% (All rated Aaa)
U.S. GOVERNMENTAL AGENCY - 15.68%
               *Government National Mortgage Association,
                        8.00%, due October 15, 2007                          31,935           31,124         33,401
               *Government National Mortgage Association,
                        7.50%, due October 15, 2011                         531,731          545,024        545,519
               *Government National Mortgage Association,
                        7.50%, due November 15, 2011                        507,770          520,464        520,464
               *Government National Mortgage Association,
                        9.50%, due September 15, 2019                        25,035           24,007         27,257
               *Government National Mortgage Association,
                        8.00%, due December 15, 2022                        397,537          394,223        411,943
               *Government National Mortgage Association,
                        7.00%, due May 15, 2024                             898,349          879,821        896,939
               *Government National Mortgage Association,
                        8.50%, due August 15, 2024                          811,671          819,026        849,714
               *Government National Mortgage Association,
                        7.50%, due October 15, 2025                       1,981,179        2,013,064      2,010,897
		Small Business Administration guaranteed development
			participation certificates, Series 88-20 G,
                        9.80% debentures, due July 1, 2008                   57,604           57,604         65,110
                                                                          5,242,811        5,284,357      5,361,244

U.S. GOVERNMENT SECURITIES - 17.69%
                U.S. Treasury Notes, 8.50%, due May 15, 1997            $ 2,645,000     $ 2,953,308     $ 2,683,009
                U.S. Treasury Notes, 7.50%, due October 31, 1999          1,000,000       1,056,796       1,047,500
                U.S. Treasury Notes, 6.25%, due February 15, 2003           900,000         839,673         889,596
                U.S. Treasury Notes, 11.125%, due August 15, 2003           700,000         864,718         897,092
                U.S. Treasury Notes, 7.50%, due February 15, 2005           500,000         556,328         528,595
                                                                          5,745,000       6,270,823       6,045,792

*GOVERNMENT SPONSORED ENTERPRISES - 5.24%
		Federal Home Loan Mortgage Corporation,
                        6.30%, due April 8, 1999                            750,000         750,000         750,352
		Federal Home Loan Mortgage Corporation,
                        8.25%, due July 1, 2008                              54,776          52,632          56,025
		Federal Home Loan Mortgage Corporation,
                        9.00%, due June 1, 2016                             186,971         195,677         198,227
		Federal Home Loan Mortgage Corporation,
                        8.00%, due May 1, 2017                               66,070          61,388          68,673
		Federal Home Loan Mortgage Corporation, CMO Series 130-E,
                        9.00%, due May 15, 2021                             250,000         250,859         261,522
		Federal National Mortgage Association,
                        7.00%, due December 1, 2007                         132,078         127,114         133,213
		Federal National Mortgage Association,
                        8.25%, due January 1, 2009                           33,803          32,935          35,061
		Federal National Mortgage Association,
			CMO Series 90-52D, REMIC Trust,
                        9.30%, due May 25, 2019                             152,861         152,016         157,207
		Federal National Mortgage Association,
                        9.25%, due October 1, 2020                          122,104         129,658         129,882
                                                                          1,748,664       1,752,279       1,790,162

TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 38.61%                            12,736,474      13,307,459      13,197,198

REPURCHASE AGREEMENT - 11.41%
	UMB Bank, n.a.,
		5.30%, due December 2, 1996
		(Collateralized by $3,730,401 U.S. Treasury Notes,
                7.75%, due January 31, 2000)                              3,900,000       3,900,000       3,900,000

TOTAL INVESTMENTS - 100.65%                                             $33,610,994     $34,406,945     $34,398,665

Other assets less liabilities - (0.65%)                                                                   (223,523)

TOTAL NET ASSETS - 100.00%
        (equivalent to $9.77 per share; 3,497,423 shares outstanding)                                   $34,175,142

For federal income tax purposes, the identified cost of investments owned at November 30, 1996, was $34,406,945.

Net unrealized depreciation for federal income tax purposes was $8,280, which is comprised of unrealized appreciation of $490,220 and unrealized depreciation of $498,500.

*Mortgage-backed securities.

Ratings are not covered by the report of independent auditors.

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
November 30, 1996

                                                                        PORTFOLIO L           PORTFOLIO S
ASSETS:
  Investments in securities:
    Corporate and general obligation bonds, at market value
      (identified cost $86,880,632 [L], $17,199,486 [S])                $ 87,700,989          $ 17,301,467
    U.S. governmental agency, government securities
      and government sponsored
      enterprises, at market value
      (identified cost $54,350,349 [L], $13,307,459 [S])                  55,931,772            13,197,198
    Repurchase agreement, at cost - approximates market value                 -                  3,900,000
        Total investments                                                143,632,761            34,398,665

  Interest receivable                                                      2,226,963               415,188
        Total assets                                                     145,859,724            34,813,853

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                             899,099                13,711
  Payable for investments purchased                                        2,700,000               625,000
    Total liabilities                                                      3,599,099               638,711
NET ASSETS                                                              $142,260,625          $ 34,175,142

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                           $144,608,301          $ 36,221,972
  Accumulated undistributed income (loss):
    Undistributed net investment income                                      259,884                -
    Undistributed net realized loss on investment transactions           (5,009,340)           (2,038,550)
  Net unrealized appreciation (depreciation) in value of investments       2,401,780               (8,280)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                             $142,260,625          $ 34,175,142

Capital shares outstanding                                                91,504,183             3,497,423

NET ASSET VALUE PER SHARE                                                     $ 1.55                $ 9.77

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Year Ended November 30, 1996

                                                                        PORTFOLIO L     PORTFOLIO S
INVESTMENT INCOME:
  Income:
    Interest                                                            $ 11,757,508    $  2,468,566
  Expenses (Note 2):
    Management fees                                                        1,408,223         300,830
    Registration fees and expenses                                            25,650           5,263
      Total expenses before voluntary reduction                            1,433,873         306,093
      Less: voluntary reduction of management fee                                 -         (94,999)
      Net expenses                                                         1,433,873         211,094
      Net investment income (Note 1-B)                                    10,323,635       2,257,472

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized loss from investment transactions (excluding maturities of short-term commercial notes and repurchase agreements):
    Proceeds from sales of investments                                    97,690,686      15,734,240
    Cost of investments sold                                              99,058,339      16,271,553
       Net realized loss from investment transactions                    (1,367,653)       (537,313)
  Unrealized appreciation (depreciation) of investments:
    Beginning of year                                                      3,989,827       (128,020)
    End of year                                                            2,401,780         (8,280)
      Unrealized appreciation (depreciation)
        of investments during the year                                   (1,588,047)         119,740
      Net loss on investments                                            (2,955,700)       (417,573)
      Increase in net assets resulting from operations                  $  7,367,935    $  1,839,899

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS
For The Two Years Ended November 30, 1996

                                                                           1996                            1995
                                                                PORTFOLIO L     PORTFOLIO S     PORTFOLIO L     PORTFOLIO S
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $ 10,323,635    $  2,257,472    $ 10,575,720    $  2,274,447
  Net realized loss from investment transactions                 (1,367,653)       (537,313)       (434,426)       (393,854)
  Unrealized appreciation (depreciation) of investments
      during the year                                            (1,588,047)         119,740      11,720,738       1,834,338
        Net increase in net assets
          resulting from operations                                7,367,935       1,839,899      21,862,032       3,714,931

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                         (10,323,635)     (2,257,472)    (10,575,720)     (2,274,447)
  Net realized gain from investment transactions                     -               -               -               -
    Total distributions to shareholders                         (10,323,635)     (2,257,472)    (10,575,720)     (2,274,447)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                       23,760,936       9,617,449      28,428,269       8,583,142
  Net asset value of shares issued for
    reinvestment of distributions                                  8,272,174       1,709,489       8,605,301       1,767,780
                                                                  32,033,110      11,326,938      37,033,570      10,350,922
  Cost of shares repurchased                                    (47,467,140)     (9,886,471)    (28,063,464)     (9,107,392)
    Net increase (decrease) from capital share transactions     (15,434,030)       1,440,467       8,970,106       1,243,530
      Total increase (decrease) in net assets                   (18,389,730)       1,022,894      20,256,418       2,684,014

NET ASSETS:
  Beginning of year                                              160,650,355      33,152,248     140,393,937      30,468,234
  End of year (including undistributed net investment income
    of $259,884 [L] and $-- [S] in 1996 and 1995)               $142,260,625    $ 34,175,142    $160,650,355    $ 33,152,248

*Shares issued and repurchased:
  Number of shares sold                                           15,421,389         990,865      18,628,982         881,030
  Number of shares issued for
    reinvestment of distributions                                  5,387,854         176,067       5,616,146         181,863
                                                                  20,809,243       1,166,932      24,245,128       1,062,893
  Number of shares repurchased                                  (30,899,645)     (1,019,424)    (18,376,617)       (943,557)
    Net increase (decrease)                                     (10,090,402)         147,508       5,868,511         119,336

**Distributions to shareholders:
  Income dividends per share                                       $  .1070         $  .6921        $  .1076        $  .7257
  Capital gains distribution per share                                $   -            $   -           $   -           $   -

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company of the Series type. Its shares are currently issued in two Series with each Series, in effect, representing a separate Fund. The Trust is required to account for the assets of each Series separately and to allocate general liabilities of the Trust to each Series based upon the net asset value of each Series. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Security Valuation - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations provided by an independent pricing service, which may utilize matrix pricing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees.

B. Federal and State Taxes - It is the Trust's policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of each Series' taxable income to its shareholders. Therefore, no provision for federal or state tax is required. At November 30, 1996, Portfolio L and S have an accumulated net realized loss on sales of investments for federal income tax purposes of $5,009,340 (expiring $3,218,360 in 2002, $423,327 in 2003, and $1,367,653 in 2004) and $2,038,550
(expiring $1,072,503 in 2002, $388,485 in 2003, and $577,562 in 2004),
respectively, which are available to offset future taxable gains.

C. Other - Security transactions are accounted for on the date the securities are purchased or sold. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. MANAGEMENT FEES:

Management fees for services which include administration, trustees' and agents' compensation and all other operating expenses of the Trust except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Trust and its shares and the cost of qualifying the Trust's shares for sale in any jurisdiction are paid to Jones & Babson, Inc. These fees are based on average daily net assets of Portfolio L and Portfolio S, at the annual rate of .95 of 1%, except during the five years ended November 30, 1996, when the fee for Portfolio S was voluntarily reduced to an annual rate of .65 of 1% of the average daily net asset value of the portfolio. Certain officers and/or trustees of the Trust are officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended November 30, 1996 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
Portfolio L
	Purchases		$	88,900,932
        Proceeds from sales             97,690,686
Portfolio S
	Purchases		$	14,740,268
        Proceeds from sales             15,734,240


FINANCIAL HIGHLIGHTS

PORTFOLIO L

Condensed data for a share of capital stock outstanding throughout each year.

		Years Ended November 30,
                                                 1996      1995      1994      1993      1992
Net asset value, beginning of year               $  1.58   $  1.47   $  1.67   $  1.62   $  1.60

  Income from investment operations:
    Net investment income                        .107      .108      .108      .116      .124
    Net gains or losses on securities
      (both realized and unrealized)             (.030)    .110      (.149)    .061      .020
    Total from investment operations             .077      .218      (.041)    .177      .144

    Less distributions:
      Dividends from net investment income       (.107)    (.108)    (.108)    (.116)    (.124)
      Distributions from capital gains           -         -         (.051)    (.011)    -
        Total distributions                      (.107)    (.108)    (.159)    (.127)    (.124)
Net asset value, end of year                     $  1.55   $  1.58   $  1.47   $  1.67   $  1.62

Total return                                     5.17%     15.28%    (2.71)%   11.25%    9.29%

Ratios/Supplemental Data

Net assets, end of year (in millions)            $ 142     $ 161     $ 140     $ 162     $ 142
Ratio of expenses to average net assets          .97%      .97%      .97%      .98%      .99%
Ratio of net investment income to average
 net assets                                      6.96%     7.06%     6.95%     7.00%     7.67%
Portfolio turnover rate                          61%       50%       40%       80%       54%

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

PORTFOLIO S

Condensed data for a share of capital stock outstanding throughout each year.

		Years Ended November 30,
                                                 1996      1995      1994      1993      1992
Net asset value, beginning of year               $ 9.90    $ 9.43    $ 10.48   $ 10.33   $ 10.30
 Income from investment operations:
   Net investment income                         .692      .726      .694      .718      .753
   Net gains or losses on securities
     (both realized and unrealized)              (.130)    .470      (.899)    .207      .054
   Total from investment operations              .562      1.196     (.205)    .925      .807

   Less distributions:
     Dividends from net investment income        (.692)    (.726)    (.694)    (.718)    (.753)
     Distributions from capital gains                -       -       (.151)    (.057)    (.024)
   Total distributions                           (.692)    (.726)    (.845)    (.775)    (.777)
Net asset value, end of year                     $ 9.77    $ 9.90    $ 9.43    $ 10.48   $ 10.33

Total return                                     5.96%     13.10%    (2.06)%   9.19%     8.07%


Ratios/Supplemental Data

Net assets, end of year (in millions)            $ 34      $ 33      $ 30      $ 36      $ 31
Ratio of expenses to average net assets          .66%      .67%      .67%      .68%      .67%
Ratio of net investment income to
 average net assets                              7.10%     7.47%     7.02%     6.80%     7.22%
Ratio of expenses to average net assets before
 voluntary reduction of management fee           .96%      .97%      .97%      .98%      .97%
Portfolio turnover rate                          48%       57%       42%       147%      47%

See accompanying Notes to Financial Statements.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of D.L. Babson Bond Trust:

We have audited the accompanying statement of assets and liabilities, including the statements of net assets, of D.L. Babson Bond Trust (comprised of Portfolio L and Portfolio S) as of November 30, 1996, the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising the D.L. Babson Bond Trust at November 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

/s/Ernst & Young LLP

Kansas City, Missouri
December 27, 1996


This report has been prepared for the information of the Shareholders of D.L. Babson Bond Trust and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON
(1-800-422-2766)

http://www.jbfunds.com